Remuneration of senior management and non-executive directors - Remuneration of directors, senior managment, and non-executive directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	$ 8	$ 9	$ 10
Amounts received under incentive schemes and share-based payments	16	9	14
Total	24	18	24
Senior management and non-executive directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	25	29	28
Pensions and other post-retirement benefits	2	2	3
Amounts received under incentive schemes and share-based payments	32	29	39
Total	$ 59	$ 60	$ 70